WARRANTY LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Warranty Liabilities
SCHEDULE OF WARRANTY LIABILITIES
	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
As of January 1,	22	22
Additional accrual	37	-
Utilized	(37)	-
As of December 31/June 30	22	22